Average Annual Total Returns - DWS RREEF Real Assets Fund - Class R6	before tax Class Inception	before tax 1 Year	before tax 5 Years	before tax Since Inception	MSCI World Index (reflects no deduction for fees or expenses) 1 Year	MSCI World Index (reflects no deduction for fees or expenses) 5 Years	MSCI World Index (reflects no deduction for fees or expenses) Since Inception	Bloomberg Barclays US Treasury Inflation Notes Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Treasury Inflation Notes Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Treasury Inflation Notes Index (reflects no deduction for fees, expenses or taxes) Since Inception	Blended Index 1 Year	Blended Index 5 Years	Blended Index Since Inception
Total	Nov. 28, 2014	3.90%	7.59%	4.31%	15.90%	12.19%	9.40%	10.99%	5.08%	3.71%	(3.67%)	5.87%	2.29%